Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
7.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	June 30, 2024	December 31, 2023
Marketing reimbursement	$1,620	$2,834
Accrued compensation	2,921	1,687
Accrued clinical trials and R&D	3,831	3,694
Accrued selling and marketing	678	1,110
Accrued professional fees	1,292	1,505
Accrued warranty	25	44
Accrued restructuring	—	655
Other accrued expenses	4,357	3,966

Total accrued expenses and other current liabilities	$14,724	$15,495

In connection with strategic initiatives implemented during the year
ended December 31, 2023, the Company’s management approved and initiated plans to reduce its cost structure. During the three months ended June 30, 2024, the Company recorded less than $0.1 million in restructuring charges and paid less than $0.1 million in restructuring charges. During the six months ended June 30, 2024, the Company recorded less than
$0.1 million in restructuring charges and paid $0.7 million in restructuring charges.

7.	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Distributor fees and marketing reimbursements	$2,834	$6,348
Accrued compensation	1,687	3,453
Accrued clinical trials and R&D	3,694	228
Accrued selling and marketing	1,110	481
Accrued professional fees	1,505	2,105
Accrued interest	—	489
Accrued warranty	44	48
Accrued restructuring	655	—
Other accrued expenses	3,966	2,641

Total accrued expenses and other current liabilities	$15,495	$15,793

In connection with strategic initiatives implemented during the period ended December 31, 2023, the Company’s management approved and initiated plans to reduce its cost structure. The Company recorded $1.0 million of restructuring charges during the year ended December 31, 2023, of which $0.4 million has been paid as of December 31, 2023. The restructuring charges are included in operating expenses in the statement of operations. Substantially all of this charge represents the severance cost of terminated employees.